RESTRICTED INVESTMENTS AND BOND COLLATERAL - Carrying Value and Estimated Fair Value of Restricted Investments and Bond Collateral (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment [Line Items]
Total restricted investments and bond collateral	$ 540,383	$ 75,233	$ 87,209
Restricted investments and bond collateral	523,483	69,235	87,209
Carrying Value [Member]
Investment [Line Items]
Cash and cash equivalents	503,391	40,605
Time deposits	2,444	2,444
Held-to-maturity securities	34,548	32,184
Total restricted investments and bond collateral		75,233
Restricted investments and bond collateral	540,383
Fair Value [Member]
Investment [Line Items]
Cash and cash equivalents	503,391	40,605
Time deposits	2,444	2,444
Held-to-maturity securities	34,707	32,046
Total restricted investments and bond collateral		75,095
Restricted investments and bond collateral	$ 540,542